Global Atlantic BlackRock High Yield Portfolio
Portfolio of Investments (Unaudited)
September 30, 2023

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 97.9%
Advertising - 0.8%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	$372,000	$320,334
Clear Channel Outdoor Holdings, Inc., 9.00%, 9/15/28(a)	40,000	39,613
		359,947
Aerospace & Defense - 2.8%
Bombardier, Inc., 7.13%, 6/15/26(a)	115,000	111,415
Rolls-Royce PLC, 5.75%, 10/15/27(a)	355,000	342,593
TransDigm, Inc.
6.25%, 3/15/26(a)	207,000	203,996
5.50%, 11/15/27	373,000	350,182
6.75%, 8/15/28(a)	311,000	306,192
		1,314,378
Agriculture - 0.9%
Turning Point Brands, Inc., 5.63%, 2/15/26(a)	6,000	5,580
Vector Group Ltd., 5.75%, 2/1/29(a)	520,000	441,992
		447,572
Apparel - 0.2%
Crocs, Inc., 4.25%, 3/15/29(a)	142,000	117,505
Auto Manufacturers - 2.7%
Allison Transmission, Inc.
5.88%, 6/1/29(a)	105,000	99,007
3.75%, 1/30/31(a)	46,000	37,186
Ford Motor Co., 9.63%, 4/22/30	140,000	159,922
Ford Motor Credit Co. LLC
7.35%, 11/4/27	299,000	303,778
7.35%, 3/6/30	276,000	279,473
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25(a)	55,000	55,122
5.88%, 1/15/28(a)	275,000	247,255
5.50%, 7/15/29(a)	50,000	42,751
Wabash National Corp., 4.50%, 10/15/28(a)	102,000	85,921
		1,310,415
Auto Parts & Equipment - 1.5%
Adient Global Holdings Ltd., 7.00%, 4/15/28(a)	60,000	59,515
IHO Verwaltungs GmbH
4.75% Cash, 9/15/26(a),(b)	200,000	183,181
6.00% Cash, 5/15/27(a),(b)	75,000	69,624
Tenneco, Inc., 8.00%, 11/17/28(a)	121,000	98,464
Titan International, Inc., 7.00%, 4/30/28	328,000	306,550
		717,334
Banks - 0.9%
Freedom Mortgage Corp.
7.63%, 5/1/26(a)	83,000	77,340
12.00%, 10/1/28(a)	40,000	40,678
12.25%, 10/1/30(a)	40,000	40,696
	Shares/ Principal	Fair Value

Banks (continued)
Intesa Sanpaolo SpA
8.25%, (US 1 Year CMT T-Note + 4.40%), 11/21/33(a),(c)	$200,000	$201,513
4.95%, (US 1 Year CMT T-Note + 2.75%), 6/1/42(a),(c)	35,000	21,691
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T-Note + 3.15%), 5/6/31(c)	52,000	43,172
		425,090
Building Materials - 2.2%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)	50,000	49,437
Boise Cascade Co., 4.88%, 7/1/30(a)	135,000	118,294
Builders FirstSource, Inc.
4.25%, 2/1/32(a)	88,000	72,157
6.38%, 6/15/32(a)	346,000	326,184
Eco Material Technologies, Inc., 7.88%, 1/31/27(a)	95,000	90,562
Louisiana-Pacific Corp., 3.63%, 3/15/29(a)	275,000	231,688
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 2/1/30(a)	42,000	34,702
Standard Industries, Inc., 4.75%, 1/15/28(a)	131,000	118,160
		1,041,184
Chemicals - 2.8%
Ashland, Inc., 3.38%, 9/1/31(a)	41,000	31,884
Cerdia Finanz GmbH, 10.50%, 2/15/27(a)	35,000	34,417
Chemours Co. (The)
5.38%, 5/15/27	27,000	24,904
5.75%, 11/15/28(a)	109,000	94,569
4.63%, 11/15/29(a)	28,000	22,531
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 6/15/28(a)	316,000	284,004
Mativ Holdings, Inc., 6.88%, 10/1/26(a)	125,000	114,063
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 1/27/30(a)	98,000	86,485
Rain Carbon, Inc., 12.25%, 9/1/29(a)	342,000	358,673
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25(a)	2,000	1,937
Rayonier AM Products, Inc., 7.63%, 1/15/26(a)	142,000	120,700
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29(a)	5,000	4,007
Tronox, Inc., 4.63%, 3/15/29(a)	99,000	79,853
Valvoline, Inc., 3.63%, 6/15/31(a)	37,000	28,692
WR Grace Holdings LLC, 7.38%, 3/1/31(a)	45,000	43,481
		1,330,200

Global Atlantic BlackRock High Yield Portfolio
Portfolio of Investments (Unaudited) (Continued)
September 30, 2023

	Shares/ Principal	Fair Value

Coal - 0.6%
SunCoke Energy, Inc., 4.88%, 6/30/29(a)	$200,000	$169,945
Warrior Met Coal, Inc., 7.88%, 12/1/28(a)	104,000	104,296
		274,241
Commercial Services - 5.9%
Adtalem Global Education, Inc., 5.50%, 3/1/28(a)	39,000	35,843
AMN Healthcare, Inc., 4.63%, 10/1/27(a)	42,000	37,958
APX Group, Inc.
6.75%, 2/15/27(a)	101,000	96,984
5.75%, 7/15/29(a)	278,000	234,210
CPI CG, Inc., 8.63%, 3/15/26(a)	226,000	222,610
Garda World Security Corp., 7.75%, 2/15/28(a)	25,000	24,519
Gartner, Inc.
4.50%, 7/1/28(a)	138,000	125,906
3.63%, 6/15/29(a)	13,000	11,119
3.75%, 10/1/30(a)	80,000	67,128
GEO Group, Inc. (The), 10.50%, 6/30/28	20,000	20,052
Hertz Corp. (The)
4.63%, 12/1/26(a)	23,000	20,384
5.00%, 12/1/29(a)	63,000	49,316
Mobius Merger Sub, Inc., 9.00%, 6/1/30(a)	28,000	25,898
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(a)	104,000	88,346
Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	190,000	172,202
PROG Holdings, Inc., 6.00%, 11/15/29(a)	298,000	261,397
Sabre GLBL, Inc., 11.25%, 12/15/27(a)	430,000	396,803
TriNet Group, Inc., 7.13%, 8/15/31(a)	80,000	79,200
Upbound Group, Inc., 6.38%, 2/15/29(a)	236,000	209,450
VT Topco, Inc., 8.50%, 8/15/30(a)	27,000	26,745
Williams Scotsman International, Inc., 4.63%, 8/15/28(a)	329,000	294,455
Williams Scotsman, Inc., 7.38%, 10/1/31(a)	60,000	59,644
WW International, Inc., 4.50%, 4/15/29(a)	232,000	162,980
ZipRecruiter, Inc., 5.00%, 1/15/30(a)	134,000	105,225
		2,828,374
Computers - 0.8%
KBR, Inc., 4.75%, 9/30/28(a)	134,000	117,920
NCR Atleos Escrow Corp., 9.50%, 4/1/29(a)	60,000	58,281
Science Applications International Corp., 4.88%, 4/1/28(a)	98,000	88,940
	Shares/ Principal	Fair Value

Computers (continued)
Seagate HDD Cayman, 9.63%, 12/1/32(a)	$19,000	$20,472
Unisys Corp., 6.88%, 11/1/27(a)	111,000	83,111
		368,724
Distribution & Wholesale - 0.3%
G-III Apparel Group Ltd., 7.88%, 8/15/25(a)	100,000	99,302
Windsor Holdings III LLC, 8.50%, 6/15/30(a)	45,000	44,398
		143,700
Diversified Financial Services - 5.6%
AG TTMT Escrow Issuer LLC, 8.63%, 9/30/27(a)	75,000	75,460
Burford Capital Global Finance LLC
6.88%, 4/15/30(a)	125,000	113,886
9.25%, 7/1/31(a)	200,000	201,997
Coinbase Global, Inc., 3.38%, 10/1/28(a)	428,000	308,304
Credit Acceptance Corp., 6.63%, 3/15/26	43,000	41,455
Enova International, Inc., 8.50%, 9/15/25(a)	395,000	386,112
GGAM Finance Ltd.
7.75%, 5/15/26(a)	30,000	29,700
8.00%, 6/15/28(a)	28,000	27,945
Macquarie Airfinance Holdings Ltd., 8.38%, 5/1/28(a)	25,000	25,344
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	33,000	31,183
5.50%, 8/15/28(a)	159,000	140,249
5.75%, 11/15/31(a)	255,000	210,946
Navient Corp., 6.75%, 6/15/26	72,000	69,660
NFP Corp., 8.50%, 10/1/31(a)	55,000	55,083
OneMain Finance Corp.
7.13%, 3/15/26	257,000	251,816
9.00%, 1/15/29	70,000	69,774
PennyMac Financial Services, Inc.
5.38%, 10/15/25(a)	30,000	28,520
5.75%, 9/15/31(a)	2,000	1,636
Synchrony Financial, 7.25%, 2/2/33	34,000	30,018
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	145,000	137,729
5.75%, 6/15/27(a)	428,000	387,383
5.50%, 4/15/29(a)	43,000	36,335
		2,660,535
Electric - 2.5%
NRG Energy, Inc., 5.25%, 6/15/29(a)	138,000	121,809
Pacific Gas and Electric Co., 6.15%, 1/15/33	30,000	28,461
PG&E Corp., 5.25%, 7/1/30	618,000	537,082

Global Atlantic BlackRock High Yield Portfolio
Portfolio of Investments (Unaudited) (Continued)
September 30, 2023

	Shares/ Principal	Fair Value

Electric (continued)
Talen Energy Supply LLC, 8.63%, 6/1/30(a)	$90,000	$92,259
Vistra Operations Co. LLC
5.50%, 9/1/26(a)	86,000	81,990
5.63%, 2/15/27(a)	138,000	130,881
5.00%, 7/31/27(a)	15,000	13,790
7.75%, 10/15/31(a)	165,000	162,742
		1,169,014
Electrical Components & Equipments - 0.2%
Energizer Holdings, Inc.
6.50%, 12/31/27(a)	36,000	34,088
4.75%, 6/15/28(a)	13,000	11,228
4.38%, 3/31/29(a)	3,000	2,504
EnerSys, 4.38%, 12/15/27(a)	69,000	62,704
		110,524
Electronics - 0.2%
Atkore, Inc., 4.25%, 6/1/31(a)	102,000	85,425
Energy-Alternate Sources - 0.3%
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 1/15/26(a)	69,000	56,236
TerraForm Power Operating LLC, 5.00%, 1/31/28(a)	100,000	90,750
		146,986
Engineering & Construction - 1.6%
AECOM, 5.13%, 3/15/27	190,000	179,938
Arcosa, Inc., 4.38%, 4/15/29(a)	65,000	56,726
Brand Industrial Services, Inc., 10.38%, 8/1/30(a)	50,000	50,350
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	17,000	16,171
MasTec, Inc., 6.63%, 8/15/29(a)	161,000	153,353
TopBuild Corp.
3.63%, 3/15/29(a)	119,000	101,350
4.13%, 2/15/32(a)	136,000	110,500
VM Consolidated, Inc., 5.50%, 4/15/29(a)	75,000	67,500
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28(a)	37,000	31,903
		767,791
Entertainment - 1.6%
Affinity Interactive, 6.88%, 12/15/27(a)	37,000	31,365
Boyne USA, Inc., 4.75%, 5/15/29(a)	82,000	71,723
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(a)	72,000	65,044
Churchill Downs, Inc., 6.75%, 5/1/31(a)	272,000	257,040
Jacobs Entertainment, Inc., 6.75%, 2/15/29(a)	45,000	39,938
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 5/1/29(a)	40,000	34,005
	Shares/ Principal	Fair Value

Entertainment (continued)
Penn Entertainment, Inc., 4.13%, 7/1/29(a)	$45,000	$36,773
Resorts World Las Vegas LLC / RWLV Capital, Inc., 8.45%, 7/27/30(a)	200,000	192,517
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30(a)	15,000	12,938
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.13%, 2/15/31(a)	37,000	35,097
		776,440
Environmental Control - 0.1%
Covanta Holding Corp., 5.00%, 9/1/30	57,000	45,956
Tervita Corp., 11.00%, 12/1/25(a)	18,000	18,819
		64,775
Food - 0.8%
Ingles Markets, Inc., 4.00%, 6/15/31(a)	27,000	22,174
Lamb Weston Holdings, Inc., 4.13%, 1/31/30(a)	89,000	76,102
Post Holdings, Inc.
5.63%, 1/15/28(a)	107,000	101,140
5.50%, 12/15/29(a)	146,000	132,438
United Natural Foods, Inc., 6.75%, 10/15/28(a)	63,000	48,025
		379,879
Forest Products & Paper - 0.6%
Domtar Corp., 6.75%, 10/1/28(a)	344,000	284,756
Gas - 0.9%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 8/20/26	125,000	120,245
5.75%, 5/20/27	96,000	89,985
9.38%, 6/1/28(a)	208,000	210,860
		421,090
Healthcare-Products - 0.7%
Bausch & Lomb Escrow Corp., 8.38%, 10/1/28(a)	45,000	45,158
Embecta Corp.
5.00%, 2/15/30(a)	279,000	217,620
6.75%, 2/15/30(a)	60,000	49,050
Hologic, Inc., 4.63%, 2/1/28(a)	25,000	23,001
		334,829
Healthcare-Services - 4.2%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(a)	254,000	236,213
DaVita, Inc., 4.63%, 6/1/30(a)	535,000	439,327
Encompass Health Corp.
4.50%, 2/1/28	24,000	21,874
4.63%, 4/1/31	479,000	405,924
Fortrea Holdings, Inc., 7.50%, 7/1/30(a)	75,000	72,937

Global Atlantic BlackRock High Yield Portfolio
Portfolio of Investments (Unaudited) (Continued)
September 30, 2023

	Shares/ Principal	Fair Value

Healthcare-Services (continued)
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 4/30/28(a)	$44,000	$44,275
LifePoint Health, Inc.
9.88%, 8/15/30(a)	47,000	45,502
11.00%, 10/15/30(a)	40,000	40,000
Molina Healthcare, Inc., 4.38%, 6/15/28(a)	145,000	129,927
Star Parent, Inc., 9.00%, 10/1/30(a)	25,000	25,261
Tenet Healthcare Corp.
6.13%, 10/1/28	319,000	299,461
6.75%, 5/15/31(a)	181,000	174,572
6.88%, 11/15/31	65,000	62,317
		1,997,590
Home Builders - 3.2%
Adams Homes, Inc., 9.25%, 10/15/28(a)	72,000	71,888
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 1/15/28(a)	37,000	34,907
4.63%, 4/1/30(a)	28,000	22,936
Beazer Homes USA, Inc.
5.88%, 10/15/27	58,000	53,087
7.25%, 10/15/29	21,000	19,731
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 9/15/27(a)	90,000	81,029
Empire Communities Corp., 7.00%, 12/15/25(a)	34,000	32,394
Forestar Group, Inc., 5.00%, 3/1/28(a)	117,000	105,036
Installed Building Products, Inc., 5.75%, 2/1/28(a)	170,000	156,474
LGI Homes, Inc., 4.00%, 7/15/29(a)	107,000	85,370
M/I Homes, Inc.
4.95%, 2/1/28	203,000	182,953
3.95%, 2/15/30	2,000	1,628
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29	43,000	37,300
Taylor Morrison Communities, Inc.
5.75%, 1/15/28(a)	246,000	229,149
5.13%, 8/1/30(a)	78,000	68,153
Thor Industries, Inc., 4.00%, 10/15/29(a)	252,000	207,585
Tri Pointe Homes, Inc., 5.70%, 6/15/28	169,000	155,072
		1,544,692
Home Furnishings - 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(a)	66,000	55,081

	Shares/ Principal	Fair Value

Insurance - 0.2%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.75%, 4/15/28(a)	$93,000	$89,743
Internet - 1.3%
Cars.com, Inc., 6.38%, 11/1/28(a)	220,000	199,925
Cogent Communications Group, Inc., 7.00%, 6/15/27(a)	399,000	381,045
EquipmentShare.com, Inc., 9.00%, 5/15/28(a)	25,000	24,068
		605,038
Iron & Steel - 1.4%
ATI, Inc., 5.13%, 10/1/31	41,000	35,362
Carpenter Technology Corp., 7.63%, 3/15/30	95,000	95,119
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(a)	36,000	33,659
Mineral Resources Ltd.
8.13%, 5/1/27(a)	135,000	133,175
8.00%, 11/1/27(a)	120,000	117,750
9.25%, 10/1/28(a)	30,000	30,225
8.50%, 5/1/30(a)	215,000	210,925
		656,215
Leisure Time - 3.6%
Carnival Corp.
7.63%, 3/1/26(a)	513,000	498,952
5.75%, 3/1/27(a)	35,000	31,677
6.00%, 5/1/29(a)	135,000	114,873
10.50%, 6/1/30(a)	236,000	243,050
NCL Corp. Ltd., 8.38%, 2/1/28(a)	49,000	49,694
Royal Caribbean Cruises Ltd.
5.50%, 8/31/26(a)	359,000	339,269
11.63%, 8/15/27(a)	353,000	383,046
Vista Outdoor, Inc., 4.50%, 3/15/29(a)	92,000	76,973
		1,737,534
Lodging - 0.3%
Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30	58,000	52,871
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
5.00%, 6/1/29(a)	40,000	34,700
4.88%, 7/1/31(a)	34,000	27,712
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(a)	42,000	41,296
		156,579
Machinery-Construction & Mining - 0.3%
BWX Technologies, Inc., 4.13%, 6/30/28(a)	68,000	60,119
Vertiv Group Corp., 4.13%, 11/15/28(a)	91,000	80,326
		140,445
Machinery-Diversified - 0.8%
ATS Corp., 4.13%, 12/15/28(a)	218,000	192,657

Global Atlantic BlackRock High Yield Portfolio
Portfolio of Investments (Unaudited) (Continued)
September 30, 2023

	Shares/ Principal	Fair Value

Machinery-Diversified (continued)
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(a)	$214,000	$202,765
		395,422
Media - 7.0%
Belo Corp., 7.75%, 6/1/27	4,000	3,976
Cable One, Inc., 4.00%, 11/15/30(a)	25,000	19,045
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	46,000	41,774
5.38%, 6/1/29(a)	162,000	145,373
4.75%, 3/1/30(a)	72,000	60,442
4.50%, 8/15/30(a)	26,000	21,342
4.25%, 2/1/31(a)	94,000	74,824
7.38%, 3/1/31(a)	340,000	328,453
4.75%, 2/1/32(a)	121,000	97,103
4.50%, 5/1/32	146,000	114,600
4.50%, 6/1/33(a)	161,000	123,297
4.25%, 1/15/34(a)	39,000	28,723
CSC Holdings LLC, 11.25%, 5/15/28(a)	90,000	89,646
DIRECTV Financing LLC / DIRECTV Financing Co.-Obligor, Inc., 5.88%, 8/15/27(a)	635,000	562,394
DISH DBS Corp., 5.75%, 12/1/28(a)	70,000	53,812
DISH Network Corp., 11.75%, 11/15/27(a)	25,000	25,189
GCI LLC, 4.75%, 10/15/28(a)	266,000	229,425
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	55,000	50,517
Nexstar Media, Inc.
5.63%, 7/15/27(a)	51,000	45,385
4.75%, 11/1/28(a)	206,000	170,499
TEGNA, Inc., 4.63%, 3/15/28	214,000	185,110
Univision Communications, Inc.
8.00%, 8/15/28(a)	15,000	14,543
7.38%, 6/30/30(a)	90,000	82,206
UPC Broadband Finco BV, 4.88%, 7/15/31(a)	60,000	48,689
UPC Holding BV, 5.50%, 1/15/28(a)	25,000	22,250
Urban One, Inc., 7.38%, 2/1/28(a)	175,000	148,811
Virgin Media Finance PLC, 5.00%, 7/15/30(a)	400,000	314,442
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(a)	150,000	133,646
VZ Secured Financing BV, 5.00%, 1/15/32(a)	125,000	98,192
		3,333,708
Mining - 2.7%
Arsenal AIC Parent LLC, 8.00%, 10/1/30(a)	32,000	31,841
Eldorado Gold Corp., 6.25%, 9/1/29(a)	307,000	265,029
	Shares/ Principal	Fair Value

Mining (continued)
FMG Resources August 2006 Pty Ltd.
5.88%, 4/15/30(a)	$445,000	$406,845
6.13%, 4/15/32(a)	120,000	109,042
New Gold, Inc., 7.50%, 7/15/27(a)	135,000	126,015
Taseko Mines Ltd., 7.00%, 2/15/26(a)	398,000	371,784
		1,310,556
Miscellaneous Manufacturing - 0.2%
Calderys Financing LLC, 11.25%, 6/1/28(a)	54,000	55,308
LSB Industries, Inc., 6.25%, 10/15/28(a)	48,000	43,519
		98,827
Office & Business Equipment - 0.2%
Pitney Bowes, Inc., 7.25%, 3/15/29(a)	75,000	55,017
Xerox Holdings Corp., 5.50%, 8/15/28(a)	29,000	24,383
		79,400
Office Furnishings - 0.2%
Interface, Inc., 5.50%, 12/1/28(a)	62,000	52,707
Steelcase, Inc., 5.13%, 1/18/29	33,000	29,256
		81,963
Oil & Gas - 13.2%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(a)	39,000	38,692
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
8.25%, 12/31/28(a)	20,000	19,792
5.88%, 6/30/29(a)	50,000	44,962
Athabasca Oil Corp., 9.75%, 11/1/26(a)	44,000	45,540
Baytex Energy Corp.
8.75%, 4/1/27(a)	151,000	153,389
8.50%, 4/30/30(a)	105,000	106,221
Berry Petroleum Co. LLC, 7.00%, 2/15/26(a)	180,000	172,406
Chesapeake Energy Corp., 5.88%, 2/1/29(a)	28,000	26,349
Chord Energy Corp., 6.38%, 6/1/26(a)	355,000	348,085
Civitas Resources, Inc.
8.38%, 7/1/28(a)	295,000	300,162
8.75%, 7/1/31(a)	192,000	196,009
CNX Resources Corp.
7.25%, 3/14/27(a)	7,000	6,908
7.38%, 1/15/31(a)	30,000	29,410
Comstock Resources, Inc., 6.75%, 3/1/29(a)	91,000	83,713
Crescent Energy Finance LLC
7.25%, 5/1/26(a)	271,000	265,580
9.25%, 2/15/28(a)	253,000	258,300
CVR Energy, Inc., 5.75%, 2/15/28(a)	118,000	106,790
Diamond Foreign Asset Co. / Diamond Finance LLC, 8.50%, 10/1/30(a)	54,000	54,006

Global Atlantic BlackRock High Yield Portfolio
Portfolio of Investments (Unaudited) (Continued)
September 30, 2023

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Earthstone Energy Holdings LLC, 9.88%, 7/15/31(a)	$34,000	$37,187
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/28(a)	37,000	35,526
Energean PLC, 6.50%, 4/30/27(a)	200,000	181,500
Harbour Energy PLC, 5.50%, 10/15/26(a)	115,000	107,239
Ithaca Energy North Sea PLC, 9.00%, 7/15/26(a)	200,000	194,004
MEG Energy Corp., 5.88%, 2/1/29(a)	332,000	310,019
Noble Finance II LLC, 8.00%, 4/15/30(a)	235,000	238,065
Northern Oil and Gas, Inc.
8.13%, 3/1/28(a)	266,000	265,681
8.75%, 6/15/31(a)	34,000	34,252
Parkland Corp.
4.50%, 10/1/29(a)	75,000	64,241
4.63%, 5/1/30(a)	246,000	209,800
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/28	317,000	298,985
7.88%, 9/15/30(a)	96,000	95,613
Petrofac Ltd., 9.75%, 11/15/26(a)	90,000	69,012
Precision Drilling Corp., 6.88%, 1/15/29(a)	14,000	13,240
Seadrill Finance Ltd., 8.38%, 8/1/30(a)	305,000	310,527
Strathcona Resources Ltd., 6.88%, 8/1/26(a)	30,000	28,275
Sunoco LP / Sunoco Finance Corp., 7.00%, 9/15/28(a)	65,000	64,264
Talos Production, Inc., 12.00%, 1/15/26	111,000	115,743
Transocean Aquila Ltd., 8.00%, 9/30/28(a)	40,000	40,000
Transocean Titan Financing Ltd., 8.38%, 2/1/28(a)	45,000	45,788
Transocean, Inc., 8.75%, 2/15/30(a)	323,000	330,268
Valaris Ltd., 8.38%, 4/30/30(a)	475,000	476,366
Vermilion Energy, Inc., 6.88%, 5/1/30(a)	85,000	80,400
Vital Energy, Inc.
9.50%, 1/15/25	107,000	107,874
10.13%, 1/15/28	110,000	112,023
7.75%, 7/31/29(a)	41,000	38,140
9.75%, 10/15/30	80,000	81,764
W&T Offshore, Inc., 11.75%, 2/1/26(a)	59,000	60,841
		6,302,951
Oil & Gas Services - 1.7%
Bristow Group, Inc., 6.88%, 3/1/28(a)	101,000	94,700
CGG SA, 8.75%, 4/1/27(a)	150,000	134,173
Oceaneering International, Inc.
6.00%, 2/1/28(a)	65,000	61,234
6.00%, 2/1/28	11,000	10,363
	Shares/ Principal	Fair Value

Oil & Gas Services (continued)
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 4/1/26	$58,000	$56,817
6.88%, 9/1/27	169,000	163,852
Weatherford International Ltd., 8.63%, 4/30/30(a)	310,000	312,370
		833,509
Packaging & Containers - 0.5%
LABL, Inc., 9.50%, 11/1/28(a)	40,000	41,000
Mauser Packaging Solutions Holding Co., 7.88%, 8/15/26(a)	130,000	125,428
TriMas Corp., 4.13%, 4/15/29(a)	73,000	62,575
		229,003
Passenger Airlines - 1.5%
American Airlines, Inc.
11.75%, 7/15/25(a)	90,000	96,729
7.25%, 2/15/28(a)	291,000	278,233
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a)	187,000	173,785
United Airlines, Inc.
4.38%, 4/15/26(a)	3,000	2,774
4.63%, 4/15/29(a)	96,000	82,816
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 6/1/28(a)	74,000	64,958
		699,295
Pharmaceuticals - 1.2%
180 Medical, Inc., 3.88%, 10/15/29(a)	85,000	71,823
Bausch Health Cos., Inc.
5.50%, 11/1/25(a)	60,000	53,137
6.13%, 2/1/27(a)	215,000	134,176
11.00%, 9/30/28(a)	50,000	33,735
BellRing Brands, Inc., 7.00%, 3/15/30(a)	187,000	184,160
Jazz Securities DAC, 4.38%, 1/15/29(a)	105,000	91,539
		568,570
Pipelines - 3.4%
CNX Midstream Partners LP, 4.75%, 4/15/30(a)	148,000	123,201
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	135,000	119,654
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.63%, 5/1/27(a)	4,000	3,836
FTAI Infra Escrow Holdings LLC, 10.50%, 6/1/27(a)	248,000	246,760
Global Partners LP / GLP Finance Corp., 6.88%, 1/15/29	170,000	158,214
Harvest Midstream I LP, 7.50%, 9/1/28(a)	25,000	24,160

Global Atlantic BlackRock High Yield Portfolio
Portfolio of Investments (Unaudited) (Continued)
September 30, 2023

	Shares/ Principal	Fair Value

Pipelines (continued)
Howard Midstream Energy Partners LLC
6.75%, 1/15/27(a)	$85,000	$80,750
8.88%, 7/15/28(a)	49,000	49,429
New Fortress Energy, Inc.
6.75%, 9/15/25(a)	82,000	78,267
6.50%, 9/30/26(a)	466,000	429,050
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(a)	115,000	109,686
Venture Global LNG, Inc.
8.13%, 6/1/28(a)	115,000	113,857
8.38%, 6/1/31(a)	65,000	63,890
		1,600,754
Real Estate - 0.8%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp., 7.00%, 4/15/30(a)	208,000	187,720
Cushman & Wakefield US Borrower LLC, 8.88%, 9/1/31(a)	10,000	9,675
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/25(a)	46,000	43,401
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(a)	25,000	24,697
Howard Hughes Corp. (The)
5.38%, 8/1/28(a)	95,000	83,702
4.13%, 2/1/29(a)	13,000	10,400
4.38%, 2/1/31(a)	2,000	1,534
Kennedy-Wilson, Inc.
4.75%, 3/1/29	31,000	23,793
4.75%, 2/1/30	7,000	5,214
5.00%, 3/1/31	8,000	5,835
		395,971
REITS - 3.7%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(a)	92,000	69,377
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.75%, 5/15/26(a)	57,000	52,296
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(a)	45,000	36,978
Iron Mountain, Inc.
7.00%, 2/15/29(a)	95,000	92,962
5.25%, 7/15/30(a)	370,000	323,329
5.63%, 7/15/32(a)	395,000	341,015
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(a)	30,000	24,230
Necessity Retail REIT, Inc. (The) / American Finance Operating Partner LP, 4.50%, 9/30/28(a)	193,000	146,921
	Shares/ Principal	Fair Value

REITS (continued)
Rithm Capital Corp., 6.25%, 10/15/25(a)	$54,000	$51,236
Service Properties Trust
7.50%, 9/15/25	73,000	71,717
5.25%, 2/15/26	194,000	176,740
4.75%, 10/1/26	11,000	9,434
5.50%, 12/15/27	21,000	17,944
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 2/15/28(a)	382,000	374,151
		1,788,330
Retail - 5.4%
1011778 BC ULC / New Red Finance, Inc.
4.38%, 1/15/28(a)	105,000	94,639
4.00%, 10/15/30(a)	619,000	513,649
Academy Ltd., 6.00%, 11/15/27(a)	68,000	64,274
Bath & Body Works, Inc., 6.88%, 11/1/35	14,000	12,503
Beacon Roofing Supply, Inc.
4.13%, 5/15/29(a)	99,000	84,645
6.50%, 8/1/30(a)	60,000	58,147
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)	473,000	416,928
Brinker International, Inc., 8.25%, 7/15/30(a)	64,000	61,600
Evergreen Acqco 1 LP / TVI, Inc., 9.75%, 4/26/28(a)	163,000	167,825
FirstCash, Inc., 5.63%, 1/1/30(a)	131,000	117,854
Gap, Inc. (The)
3.63%, 10/1/29(a)	190,000	140,583
3.88%, 10/1/31(a)	122,000	85,717
GYP Holdings III Corp., 4.63%, 5/1/29(a)	16,000	13,783
LCM Investments Holdings II LLC, 8.25%, 8/1/31(a)	25,000	24,251
Macy’s Retail Holdings LLC, 5.88%, 3/15/30(a)	66,000	55,605
Murphy Oil USA, Inc., 3.75%, 2/15/31(a)	132,000	107,812
Nordstrom, Inc.
4.38%, 4/1/30	11,000	8,455
4.25%, 8/1/31	4,000	2,901
Patrick Industries, Inc., 4.75%, 5/1/29(a)	303,000	251,975
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	40,000	37,406
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(a)	37,000	30,885
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(a)	49,000	42,581
Yum! Brands, Inc., 4.75%, 1/15/30(a)	206,000	185,033
		2,579,051

Global Atlantic BlackRock High Yield Portfolio
Portfolio of Investments (Unaudited) (Continued)
September 30, 2023

	Shares/ Principal	Fair Value

Software - 0.8%
Alteryx, Inc., 8.75%, 3/15/28(a)	$54,000	$53,761
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 6/15/29(a)	15,000	14,963
Elastic NV, 4.13%, 7/15/29(a)	26,000	22,143
Fair Isaac Corp., 4.00%, 6/15/28(a)	70,000	62,827
MicroStrategy, Inc., 6.13%, 6/15/28(a)	202,000	179,404
PTC, Inc., 4.00%, 2/15/28(a)	48,000	43,020
		376,118
Telecommunications - 1.1%
C&W Senior Financing DAC, 6.88%, 9/15/27(a)	60,000	52,737
Consolidated Communications, Inc., 6.50%, 10/1/28(a)	78,000	60,937
Frontier Communications Holdings LLC, 8.75%, 5/15/30(a)	90,000	85,453
Hughes Satellite Systems Corp., 6.63%, 8/1/26	30,000	25,650
Iliad Holding SASU, 7.00%, 10/15/28(a)	100,000	91,028
Intelsat Jackson Holdings SA, 6.50%, 3/15/30(a)	86,000	76,268
Sable International Finance Ltd., 5.75%, 9/7/27(a)	25,000	22,687
Vodafone Group PLC
7.00%, (USD 5 Year Swap + 4.87%), 4/4/79(c)	64,000	63,570
5.13%, (US 5 Year CMT T-Note + 3.07%), 6/4/81(c)	56,000	37,995
		516,325
Transportation - 0.7%
Danaos Corp., 8.50%, 3/1/28(a)	173,000	174,940
Forward Air Corp., 9.50%, 10/15/31(a)	15,000	14,990
Rand Parent LLC, 8.50%, 2/15/30(a)	105,000	97,133
XPO CNW, Inc., 6.70%, 5/1/34	40,000	38,478
		325,541
Trucking & Leasing - 0.7%
Fortress Transportation and Infrastructure Investors LLC
9.75%, 8/1/27(a)	122,000	126,189
5.50%, 5/1/28(a)	230,000	208,517
		334,706
Total Corporate Bonds and Notes
(Cost - $48,338,045)		46,713,625
Short-Term Investments - 0.2%
Money Market Funds - 0.2%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.23%(d) (Cost - $73,851)	73,851	73,851

	Shares/ Principal	Fair Value

Total Investments - 98.1%
(Cost - $48,411,896)		$46,787,476
Other Assets Less Liabilities - Net 1.9%		885,373
Total Net Assets - 100.0%		$47,672,849

Global Atlantic BlackRock High Yield Portfolio
Portfolio of Investments (Unaudited) (Continued)
September 30, 2023

(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2023, these securities amounted to $40,399,697 or 84.7% of net assets.
(b)	PIK - Pay-in-kind security.
(c)	Variable rate security. The rate shown is the rate in effect at period end.
(d)	The rate shown is the annualized seven-day yield at period end.
CMT	-	Treasury Constant Maturity Rate
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Ultra Future	Morgan Stanley	1	12/19/2023	$111,563	$(2,219)
U.S. 2 Year Note Future	JP Morgan Chase Bank	6	12/29/2023	1,216,266	(4,181)
U.S. Long Bond Future	Morgan Stanley	2	12/19/2023	227,562	(12,994)

					(19,394)
Short Futures Contracts
U.S. 10 Year Note Future	Morgan Stanley	4	12/19/2023	432,250	8,215
U.S. 5 Year Note Future	JP Morgan Chase Bank	7	12/29/2023	737,516	6,524

					14,739

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(4,655)